DISCONTINUED OPERATIONS (Details) - Cablevision Systems Corporation And Subsidiaries - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
DISCONTINUED OPERATIONS
Income (loss) before income taxes	$ 21,272	$ 5,028
Income (loss) from discontinued operations, net of income taxes	(12,541)	$ 2,822
Discontinued operations, legal matter expense	21,000
Discontinued operations legal matter, aggregate expense, including statutory interest, net of taxes	$ 12,380